Chapter 11 - Long Term Debt Maturity (Details) - USD ($) $ in Millions	Feb. 22, 2022	Feb. 10, 2022	Dec. 31, 2021	Feb. 10, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Carrying value			$ 5,545	$ 6,200	$ 5,545
Subsequent Event
Debt Instrument [Line Items]
2022		$ 0
2023		40
2024		40
2025		40
2026 and thereafter		788
Carrying value	$ 908	$ 908